Commitments and Contingencies	3 Months Ended
Mar. 31, 2023
Commitments and Contingencies.
Commitments and Contingencies
Note 19. Commitments and Contingencies
Commitments
Purchase commitments:
The Company enters into inventory purchase commitments with third-party manufacturers in the ordinary course of business, including a non-cancellable inventory supply agreement with a certain third-party manufacturing vendor. The provisions of the agreement allowed the Company, once it reached a certain cumulative purchase threshold in the fourth quarter of 2021, to pay for a portion of the subsequent inventory purchases using an advance previously paid to the vendor. As of December 31, 2022, the aggregate amount of minimum inventory purchase commitments is $56.5 million and the Company has a vendor advance asset of $17.1 million, net of write-downs, and an accrued purchase commitment liability of $2.1 million related to the agreement. The portion of the balances that is expected to be utilized in the next twelve months is included in current assets and current liabilities in the accompanying consolidated balance sheets.
The Company applied the guidance in ASC Topic 330, Inventory, to assess the purchase commitment and related loss, using such factors as Company-specific forecasts which are reliant on the Company’s limited sales history, agreement-specific provisions, macroeconomic factors and market and industry trends. There were no significant changes to the purchase commitment liability assessment factors during the year ended December 31, 2022, and therefore no related change in the accrual and loss for the purchase commitment was recognized. During the years ended December 31, 2021 and 2020, due to changes to the purchase commitment liability assessment factors, the Company recognized net losses, write-downs of the vendor advance, and additional accrued liability for the vendor purchase commitment. For the year ended December 31, 2021, the Company recognized a net loss of $14.0 million comprising a $2.3 million write-down of the vendor advance and $11.7 million of additional accrued purchase commitment liability. For the year ended December 31, 2020, the Company recognized a net loss of $53.2 million comprising a $10.6 million write-down of the vendor advance and $42.6 million of additional accrued purchase commitment liability.
The Company reviews its inventory on hand, including inventory acquired under the purchase commitments, for excess and obsolescence (“E&O”) on a quarterly basis. Any E&O inventory acquired that was previously accounted for as a purchase commitment liability accrual or vendor advance write-down is recorded at zero value. During the year ended December 31, 2022, the Company utilized $17.4 million of the accrued purchase commitment liability and $15.1 million of the vendor advance that was previously written down to acquire such E&O inventory. During the year ended December 31, 2021, the Company utilized $35.0 million of the accrued purchase commitment liability to acquire such E&O inventory.
Other purchase commitments:
In September 2020, the Company renegotiated certain inventory purchase commitments with other third-party manufacturing vendors, and as a result certain inventory purchase commitments have been canceled. The Company recorded the expected losses on those commitments of $6.9 million as a loss on product purchase commitments in the consolidated statements of operations for the year ended December 31, 2020.
Contingencies
The Company is involved in litigation and legal matters from time to time including our legal structure, which have arisen in the normal course of business. Although the ultimate results of these matters are not currently determinable, management does not expect that they will have a material effect on the Company’s condensed consolidated balance sheets, statements of operations and comprehensive loss, or statements of cash flows.
On February 16, 2022, a putative class action lawsuit, styled Rose v. Butterfly Network, Inc., et al. (Case No. 2:22-cv-00854) was filed in the United States District Court for the District of New Jersey against the Company, its President and Chief Executive Officer, its then Chief Financial Officer, the Chairman of its board of directors, as well as Longview’s Chairman (who is a director of the Company), Chief Executive Officer, Chief Financial Officer and members of Longview’s board of directors prior to the Business Combination, alleging violations of Sections 10(b), 14(a) and 20(a) of the Exchange Act, and Rules 10b-5 and 14a-9 promulgated thereunder. On August 8, 2022, the Court appointed KNS Holdings LLC DBPP UA Jan. 1, 2016 as lead plaintiff and Levy & Korsinsky as lead counsel. On November 1, 2022, lead plaintiff, along with plaintiff Carl Metzgar, filed an Amended Class Action Complaint. In addition to alleging violations of Sections 10(b), 14(a) and 20(a) of the Exchange Act, plaintiff also alleges violations of Sections 11 and 15 of the Securities Act of 1933, as amended. The alleged class consists of all persons or entities who purchased or otherwise acquired the Company’s stock between January 12, 2021 and November 15, 2021, persons who exchanged Longview shares for the Company’s common stock and persons who purchased Longview stock pursuant, or traceable to, the Proxy/Registration Statement filed with the SEC on November 27, 2020 or any amendment thereto. The lawsuit is premised upon allegations that the defendants made false and misleading statements and/or omissions about its post-Business Combination business and financial prospects. The Company intends to vigorously defend against this action. The lawsuit seeks unspecified damages, together with interest thereon, as well as the costs and expenses of litigation. There is no assurance that the Company will be successful in the defense of the litigation or that insurance will be available or adequate to fund any potential settlement or judgment or the litigation costs of the action. The Company is unable to predict the outcome or reasonably estimate a range of possible loss at this time.
On March 9, 2022, Fujifilm filed a complaint against the Company, styled Fujifilm Sonosite, Inc. v. Butterfly Network, Inc. (Case No. 1:22-cv-00309) in the United States District Court for the District of Delaware. The complaint alleged that the iQ and iQ+ ultrasound probes, hard carrying case, and mobile device application software infringe certain patents purportedly owned by Fujifilm. The Company intends to vigorously defend against this action. The lawsuit seeks unspecified damages including compensatory damages, lost profits, and reasonable royalty damages, a preliminary and/or permanent injunction, pre- and post-judgment interest, and the fees and costs of litigation. There is no assurance that the Company will be successful in the defense of the litigation or that insurance will be available or adequate to fund any potential settlement or judgment or the fees and costs of the litigation. The Company is unable to predict the outcome or reasonably estimate a range of possible loss at this time.
On June 21, 2022, a stockholder derivative action, styled Koenig v. Todd M. Fruchterman, et al. (Case No. 1:22-cv-00825) was filed in the United States District Court for the District of Delaware against the Board of Directors and the Company as nominal defendant, alleging violation of Section 14(a) of the Exchange Act, as amended, and Rule 14a-9 promulgated thereunder, and claims for breach of fiduciary duty, contribution and indemnification, aiding and abetting and gross mismanagement. The lawsuit is premised upon allegedly inadequate internal controls, purportedly misleading representations regarding the Company’s financial condition and business prospects and the Company’s November 2021 earnings announcement. The Company intends to vigorously defend against this action. The lawsuit seeks unspecified damages, disgorgement and restitution, together with interest thereon, as well as the costs and expenses of litigation. There is no assurance that the Company will be successful in the defense of the litigation or that insurance will be available or adequate to fund any potential settlement or judgment or the litigation costs of the action. The Company is unable to predict the outcome or reasonably estimate a range of possible loss at this time.
The Company enters into agreements that contain indemnification provisions with other parties in the ordinary course of business, including business partners, investors, contractors, customers and the Company’s officers, directors and certain employees. The Company has agreed to indemnify and defend the indemnified party claims and related losses suffered or incurred by the indemnified party from actual or threatened third-party claims because of the Company’s activities or non-compliance with certain representations and warranties made by the Company. It is not possible to determine the maximum potential loss under these indemnification provisions due to the Company’s limited history of prior indemnification claims and the unique facts and circumstances involved in any particular case. To date, losses recorded in the Company’s condensed consolidated statements of operations and comprehensive loss in connection with the indemnification provisions have not been material.